Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,477,910.00
Total Fee Amount	23,266.80
Total Offset Amount	0.00
Net Fee	$ 23,266.80
Offering Table N/A
Offset Table N/A	N/A